COMMITMENTS (Details)	11 Months Ended
Dec. 31, 2021 USD ($) item $ / shares
COMMITMENTS
Maximum number of demands for registration of securities | item	3
Deferred fee per unit | $ / shares	$ 0.20
Aggregate deferred underwriting fee payable | $	$ 4,600,000
Underwriting cash discount per unit | $ / shares	$ 0.35
Underwriter cash discount | $	$ 8,050,000